FINANCIAL RISK MANAGEMENT (Details 2) - Foreign Exchange Rate Risk [Member] - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Bottom of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation (depreciation) of R$ /GBP	[1]	(10.00%)	(10.00%)
Positions effect on equity		$ 39,800	$ 80,500
Effect on Other comprehensive income recognized in Total equity		$ 384,730	$ (386,620)
Top of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation (depreciation) of R$ /GBP	[1]	10.00%	10.00%
Positions effect on equity		$ (39,800)	$ (80,500)
Effect on Other comprehensive income recognized in Total equity		$ (314,780)	$ (316,330)

[1]	Appreciation (depreciation) of US$ regard to the covered currencies.